UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2020

Semiannual Report

Deutsche DWS Variable Series I

DWS Bond VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Information About Your Fund’s Expenses
24	Liquidity Risk Management
24	Proxy Voting
25	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Bond VIP

Performance Summary	June 30, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 is 0.81% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,509	$10,678	$11,581	$12,710	$15,193
	Average annual total return	5.09%	6.78%	5.01%	4.91%	4.27%
Bloomberg Barclays U.S. Aggregate Bond Index	Growth of $10,000	$10,614	$10,874	$11,683	$12,345	$14,555
	Average annual total return	6.14%	8.74%	5.32%	4.30%	3.82%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Bond VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Total Net Assets)	6/30/20	12/31/19
Corporate Bonds	49%	44%
Government & Agency Obligations	11%	13%
Collateralized Mortgage Obligations	10%	12%
Mortgage-Backed Securities Pass-Throughs	9%	18%
Asset-Backed	7%	8%
Commercial Mortgage-Backed Securities	7%	7%
Short-Term U.S. Treasury Obligations	3%	2%
Cash Equivalents, Securities Lending Collateral and other Assets and Liabilities, net	4%	–4%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/20	12/31/19
AAA	23%	33%
AA	13%	12%
A	17%	16%
BBB	31%	27%
BB	14%	9%
B	2%	1%
Not Rated	0%	2%
	100%	100%

Interest Rate Sensitivity	6/30/20	12/31/19
Effective Maturity	7.8 years	8.6 years
Effective Duration	6.0 years	5.9 years

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Management Team

Thomas M. Farina, CFA, Managing Director

Gregory M. Staples, CFA, Managing Director

Kelly L. Beam, CFA, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS Bond VIP

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 49.2%
Communication Services 7.3%

Amazon.com, Inc.:

2.5%, 6/3/2050	20,000	20,532

4.25%, 8/22/2057	45,000	60,064

AT&T, Inc.:

3-month USD-LIBOR + 1.180%, 1.498%*, 6/12/2024	207,000	207,410

2.75%, 6/1/2031	125,000	130,149

3.65%, 6/1/2051	100,000	104,702

CCO Holdings LLC:

144A, 4.5%, 8/15/2030	225,000	229,500

144A, 4.75%, 3/1/2030	100,000	102,319

Charter Communications Operating LLC:

3.7%, 4/1/2051	35,000	34,329

3.75%, 2/15/2028	75,000	81,758

5.05%, 3/30/2029	60,000	70,824

Comcast Corp.:

1.95%, 1/15/2031	45,000	45,511

2.8%, 1/15/2051	40,000	41,019

CSC Holdings LLC, 144A, 4.125%, 12/1/2030	200,000	198,250

Discovery Communications LLC, 5.3%, 5/15/2049	25,000	29,921

Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	250,000	265,638

Expedia Group, Inc., 144A, 6.25%, 5/1/2025	80,000	85,222

Lamar Media Corp., 144A, 3.75%, 2/15/2028	100,000	94,280

Match Group, Inc., 144A, 4.125%, 8/1/2030	135,000	132,173

Netflix, Inc.:

144A, 3.625%, 6/15/2025 (b)	45,000	45,338

5.5%, 2/15/2022	125,000	130,344

5.875%, 11/15/2028	125,000	142,344

NortonLifeLock, Inc., 3.95%, 6/15/2022	225,000	228,094

Sirius XM Radio, Inc., 144A, 4.125%, 7/1/2030	145,000	143,399

T-Mobile U.S.A., Inc.:

144A, 3.875%, 4/15/2030	75,000	83,472

144A, 4.375%, 4/15/2040	70,000	80,970

144A, 4.5%, 4/15/2050	110,000	130,925

VeriSign, Inc.:

4.625%, 5/1/2023	250,000	251,562

5.25%, 4/1/2025	250,000	276,875

Verizon Communications, Inc., 4.329%, 9/21/2028	70,000	84,247

ViacomCBS, Inc., 4.2%, 5/19/2032	50,000	56,220

Vodafone Group PLC, 4.25%, 9/17/2050	55,000	65,493

Walt Disney Co.:

2.65%, 1/13/2031	45,000	47,685

3.6%, 1/13/2051	50,000	55,697

		3,756,266

Consumer Discretionary 5.7%

1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	210,000	205,840

	Principal Amount ($)(a)	Value ($)

Dollar General Corp., 4.125%, 4/3/2050	20,000	23,932

Ford Motor Co.:

8.5%, 4/21/2023	60,000	63,450

9.0%, 4/22/2025	110,000	119,042

Ford Motor Credit Co. LLC:

4.271%, 1/9/2027	200,000	186,438

5.584%, 3/18/2024	206,000	207,998

General Motors Co., 5.4%, 10/2/2023	30,000	32,438

General Motors Financial Co., Inc.:

3.15%, 6/30/2022	265,000	269,603

3.95%, 4/13/2024	120,000	124,140

4.35%, 4/9/2025	84,000	88,510

5.2%, 3/20/2023	40,000	42,749

Hasbro, Inc., 3.55%, 11/19/2026	70,000	73,971

Home Depot, Inc.:

3.125%, 12/15/2049	80,000	87,820

3.35%, 4/15/2050	50,000	57,127

Lowe’s Companies, Inc.:

4.05%, 5/3/2047	40,000	47,148

5.0%, 4/15/2040	35,000	45,635

5.125%, 4/15/2050	25,000	34,119

McDonald’s Corp.:

2.125%, 3/1/2030	35,000	35,887

4.2%, 4/1/2050	50,000	60,622

NIKE, Inc., 3.375%, 3/27/2050	29,000	33,522

O’Reilly Automotive, Inc., 4.2%, 4/1/2030	35,000	40,987

Prime Security Services Borrower LLC:

144A, 5.25%, 4/15/2024	195,000	199,387

144A, 6.25%, 1/15/2028	70,000	65,975

QVC, Inc., 4.75%, 2/15/2027	172,000	166,324

Ralph Lauren Corp., 2.95%, 6/15/2030	20,000	20,537

RELX Capital, Inc., 3.0%, 5/22/2030	15,000	16,167

Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	130,000	121,360

Sands China Ltd., 4.6%, 8/8/2023	200,000	210,560

Target Corp., 2.65%, 9/15/2030	30,000	32,965

Walmart, Inc., 3.4%, 6/26/2023	175,000	190,639

William Carter Co, 144A, 5.5%, 5/15/2025	40,000	41,250

		2,946,142

Consumer Staples 1.9%

Altria Group, Inc., 4.8%, 2/14/2029	25,000	29,188

Anheuser-Busch InBev Worldwide, Inc.:

4.35%, 6/1/2040	50,000	56,957

5.55%, 1/23/2049	55,000	73,325

Aramark Services, Inc., 144A, 6.375%, 5/1/2025	30,000	30,979

Archer-Daniels-Midland Co., 2.75%, 3/27/2025	30,000	32,554

BAT Capital Corp., 4.906%, 4/2/2030	65,000	76,019

Cargill, Inc., 144A, 1.375%, 7/23/2023	100,000	101,726

Constellation Brands, Inc., 2.875%, 5/1/2030	40,000	42,381

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	5

	Principal Amount ($)(a)	Value ($)

Estee Lauder Companies, Inc.:

2.375%, 12/1/2029	26,000	27,841

2.6%, 4/15/2030	15,000	16,319

General Mills, Inc., 2.875%, 4/15/2030	65,000	70,771

Hormel Foods Corp., 1.8%, 6/11/2030	40,000	40,721

Keurig Dr Pepper, Inc.:

3.2%, 5/1/2030	25,000	27,812

3.8%, 5/1/2050	30,000	33,899

4.057%, 5/25/2023	90,000	98,083

4.597%, 5/25/2028	70,000	83,961

PepsiCo, Inc.:

3.375%, 7/29/2049	55,000	63,085

3.5%, 3/19/2040	25,000	29,475

Philip Morris International, Inc., 2.1%, 5/1/2030	60,000	61,824

		996,920

Energy 2.3%

BP Capital Markets America, Inc., 3.543%, 4/6/2027	75,000	83,055

Devon Energy Corp., 5.0%, 6/15/2045	100,000	88,922

Energy Transfer Operating LP:

4.25%, 3/15/2023	350,000	369,736

5.0%, 5/15/2050	20,000	18,995

Exxon Mobil Corp.:

2.44%, 8/16/2029	87,000	92,269

3.482%, 3/19/2030	100,000	113,806

Hess Corp., 5.8%, 4/1/2047	100,000	108,687

Marathon Petroleum Corp.:

4.5%, 5/1/2023	110,000	118,548

4.7%, 5/1/2025	100,000	111,946

Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	48,989

Total Capital International SA, 3.127%, 5/29/2050	60,000	61,558

		1,216,511

Financials 11.1%

Air Lease Corp., 3.0%, 2/1/2030	125,000	115,862

Aircastle Ltd., 4.4%, 9/25/2023	109,000	105,740

ANZ New Zealand Int’l Ltd., 144A, 3.4%, 3/19/2024	200,000	216,386

ASB Bank Ltd., 144A, 3.75%, 6/14/2023	200,000	215,935

Avolon Holdings Funding Ltd.:

144A, 3.25%, 2/15/2027	59,000	47,656

144A, 5.125%, 10/1/2023	167,000	154,451

Banco De Credito Del Peru, 144A, 3.125%, 7/1/2030 (c)	97,000	96,175

Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	200,000	205,300

Banco Santander SA, 2.706%, 6/27/2024	200,000	210,213

Bank of America Corp.:

2.592%, 4/29/2031	160,000	169,303

2.676%, 6/19/2041	60,000	61,620

4.3%, Perpetual (d)	204,000	183,070

Barclays PLC, 2.852%, 5/7/2026	200,000	208,973

Citigroup, Inc.:

2.572%, 6/3/2031	125,000	129,282

3.2%, 10/21/2026	170,000	186,342

4.412%, 3/31/2031	80,000	94,922

	Principal Amount ($)(a)	Value ($)

Equinix, Inc., (REIT), 2.15%, 7/15/2030	34,000	33,702

Global Payments, Inc., 3.2%, 8/15/2029	120,000	128,548

Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	40,000	42,353

HSBC Holdings PLC, 2.633%, 11/7/2025	250,000	259,304

Intercontinental Exchange, Inc.:

2.1%, 6/15/2030	52,000	52,837

3.0%, 6/15/2050	33,000	34,136

JPMorgan Chase & Co, 2.956%, 5/13/2031	50,000	53,029

JPMorgan Chase & Co.:

2.522%, 4/22/2031	150,000	158,416

2.739%, 10/15/2030	100,000	107,284

Kookmin Bank, 144A, 1.75%, 5/4/2025	200,000	204,361

Morgan Stanley:

2.188%, 4/28/2026	105,000	109,327

3.622%, 4/1/2031	150,000	171,356

PayPal Holdings, Inc.:

2.65%, 10/1/2026	84,000	91,285

2.85%, 10/1/2029	25,000	27,194

Progressive Corp., 3.2%, 3/26/2030	15,000	17,063

Prudential Financial, Inc., 4.35%, 2/25/2050	25,000	30,018

REC Ltd., 144A, 4.75%, 5/19/2023	200,000	205,362

Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	270,000	280,509

Societe Generale SA, 144A, 2.625%, 1/22/2025	200,000	204,109

State Street Corp., 2.4%, 1/24/2030	102,000	109,694

Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	70,000	85,581

Synchrony Financial, 4.375%, 3/19/2024	40,000	41,868

The Allstate Corp., 3.85%, 8/10/2049	30,000	35,952

The Goldman Sachs Group, Inc.:

3.5%, 4/1/2025	100,000	109,651

4.4%, Perpetual (d)	63,000	56,070

Visa, Inc., 2.05%, 4/15/2030	95,000	99,546

Wells Fargo & Co.:

2.188%, 4/30/2026	295,000	305,020

2.393%, 6/2/2028	168,000	173,580

3.196%, 6/17/2027	90,000	97,587

		5,725,972

Health Care 4.5%

AbbVie, Inc.:

144A, 3.2%, 11/21/2029	50,000	55,020

144A, 4.25%, 11/21/2049	30,000	36,365

4.45%, 5/14/2046	20,000	24,405

144A, 4.75%, 3/15/2045	25,000	31,069

Amgen, Inc.:

3.375%, 2/21/2050	50,000	55,755

4.563%, 6/15/2048	40,000	52,088

Anthem, Inc.:

2.25%, 5/15/2030	80,000	82,071

2.875%, 9/15/2029	40,000	43,348

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Bond VIP

	Principal Amount ($)(a)	Value ($)

Biogen, Inc., 3.15%, 5/1/2050	50,000	48,143

Boston Scientific Corp., 4.0%, 3/1/2029	75,000	85,817

Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049	85,000	112,132

Centene Corp.:

3.375%, 2/15/2030	58,000	58,563

4.25%, 12/15/2027	90,000	92,872

Cigna Corp.:

2.4%, 3/15/2030	30,000	31,128

3.2%, 3/15/2040	15,000	15,890

CVS Health Corp.:

4.25%, 4/1/2050	20,000	23,899

5.05%, 3/25/2048	45,000	58,945

DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR 200,000	216,166

HCA, Inc.:

3.5%, 9/1/2030	360,000	346,742

5.25%, 6/15/2026	130,000	150,192

5.375%, 9/1/2026	115,000	125,206

Merck & Co., Inc., 2.45%, 6/24/2050	80,000	80,408

Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028	90,000	89,887

Pfizer, Inc., 4.2%, 9/15/2048	60,000	78,196

Stryker Corp., 2.9%, 6/15/2050	60,000	60,161

Teleflex, Inc., 144A, 4.25%, 6/1/2028	25,000	25,625

Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029	110,000	118,782

UnitedHealth Group, Inc.:

2.875%, 8/15/2029	54,000	60,286

2.9%, 5/15/2050	50,000	52,801

		2,311,962

Industrials 4.1%

3M Co., 3.7%, 4/15/2050	26,000	30,970

Agilent Technologies, Inc., 2.1%, 6/4/2030	45,000	46,114

Boeing Co.:

2.3%, 8/1/2021 (b)	150,000	151,445

2.7%, 5/1/2022	125,000	126,563

4.508%, 5/1/2023	140,000	147,900

4.875%, 5/1/2025	93,000	101,352

5.04%, 5/1/2027	130,000	143,365

Carrier Global Corp., 144A, 2.722%, 2/15/2030	70,000	70,304

Delta Air Lines, Inc., 4.375%, 4/19/2028	94,000	77,356

Empresa de Transporte de Pasajeros Metro SA, 144A, 3.65%, 5/7/2030	200,000	215,750

FedEx Corp.:

3.8%, 5/15/2025	245,000	272,345

4.05%, 2/15/2048	114,000	117,160

General Electric Co.:

3.45%, 5/1/2027	50,000	51,176

3.625%, 5/1/2030	35,000	35,039

Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027 (c)	39,000	39,097

Otis Worldwide Corp., 144A, 2.565%, 2/15/2030	60,000	63,040

Roper Technologies, Inc., 2.0%, 6/30/2030	40,000	40,030

	Principal Amount ($)(a)	Value ($)

Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	70,000	71,330

WRKCo., Inc., 3.0%, 6/15/2033	30,000	31,247

XPO Logistics, Inc., 144A, 6.25%, 5/1/2025	260,000	272,350

		2,103,933

Information Technology 3.8%

Apple, Inc.:

2.05%, 9/11/2026	77,000	82,271

3.75%, 9/12/2047	100,000	119,948

Broadcom, Inc.:

144A, 4.11%, 9/15/2028	212,000	230,979

144A, 5.0%, 4/15/2030	70,000	80,456

Dell International LLC:

144A, 4.9%, 10/1/2026	198,000	218,474

144A, 5.875%, 6/15/2021	159,000	159,048

HP, Inc., 2.2%, 6/17/2025	125,000	129,020

Intel Corp., 3.25%, 11/15/2049	60,000	67,706

International Business Machines Corp., 3.5%, 5/15/2029	100,000	115,344

KLA Corp., 3.3%, 3/1/2050	31,000	32,019

Lam Research Corp., 2.875%, 6/15/2050	24,000	24,725

Microchip Technology, Inc., 144A, 2.67%, 9/1/2023	50,000	51,464

Micron Technology, Inc., 2.497%, 4/24/2023	70,000	72,748

Microsoft Corp., 3.7%, 8/8/2046	86,000	107,095

NVIDIA Corp.:

3.5%, 4/1/2040	14,000	16,329

3.5%, 4/1/2050	22,000	25,136

NXP BV:

144A, 2.7%, 5/1/2025	15,000	15,724

144A, 3.875%, 9/1/2022	200,000	211,427

Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	168,492

Oracle Corp.:

3.6%, 4/1/2050	25,000	27,822

4.0%, 11/15/2047	35,000	40,833

		1,997,060

Materials 0.9%

Air Products and Chemicals, Inc., 2.05%, 5/15/2030	30,000	31,488

AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	110,000	115,505

EI du Pont de Nemours & Co., 2.3%, 7/15/2030	25,000	25,969

MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	237,000	254,877

Newmont Corp., 2.25%, 10/1/2030	40,000	40,539

Nucor Corp., 2.7%, 6/1/2030	10,000	10,499

		478,877

Real Estate 2.6%

American Tower Corp.:

(REIT), 2.1%, 6/15/2030	55,000	55,135

(REIT), 3.8%, 8/15/2029	55,000	62,248

Crown Castle International Corp., (REIT), 3.8%, 2/15/2028	50,000	56,200

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	7

	Principal Amount ($)(a)	Value ($)

Equinix, Inc.:

(REIT), 2.625%, 11/18/2024	74,000	78,782

(REIT), 3.2%, 11/18/2029	81,000	88,092

Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024	135,000	138,109

Iron Mountain, Inc.:

144A, 5.0%, 7/15/2028	55,000	53,883

144A, 5.25%, 7/15/2030	105,000	103,425

Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	80,000	79,519

Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	50,000	53,495

SBA Communications Corp.:

144A (REIT), 3.875%, 2/15/2027	155,000	154,419

(REIT), 4.0%, 10/1/2022	190,000	191,900

(REIT), 4.875%, 9/1/2024	125,000	127,969

Welltower, Inc.:

(REIT), 2.75%, 1/15/2031	40,000	39,954

(REIT), 3.1%, 1/15/2030	80,000	82,979

		1,366,109

Utilities 5.0%

Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025	210,000	233,872

American Electric Power Co., Inc.:

3.2%, 11/13/2027	50,000	54,933

4.3%, 12/1/2028	20,000	23,519

Calpine Corp., 144A, 4.5%, 2/15/2028	210,000	204,750

Dominion Energy, Inc., 3.375%, 4/1/2030	110,000	121,421

Duke Energy Corp.:

3.4%, 6/15/2029	30,000	33,728

4.2%, 6/15/2049	30,000	36,599

Duke Energy Indiana LLC, 2.75%, 4/1/2050	50,000	50,325

Edison International, 5.75%, 6/15/2027	370,000	424,839

EDP Finance BV, 144A, 3.625%, 7/15/2024	200,000	214,753

NextEra Energy Capital Holdings, Inc.:

3.25%, 4/1/2026	36,000	40,298

3.5%, 4/1/2029	58,000	65,610

NextEra Energy Operating Partners LP:

144A, 3.875%, 10/15/2026	175,000	174,746

144A, 4.25%, 7/15/2024	250,000	252,812

Oncor Electric Delivery Co. LLC, 144A, 2.75%, 5/15/2030	25,000	27,285

Pacific Gas and Electric Co.:

2.5%, 2/1/2031	20,000	19,567

3.3%, 8/1/2040	60,000	58,480

3.5%, 8/1/2050	50,000	48,324

Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR 222,000	259,394

Sempra Energy, 4.0%, 2/1/2048	55,000	60,710

Southern California Edison Co., 4.875%, 3/1/2049	50,000	65,394

Southern Power Co., Series F, 4.95%, 12/15/2046	87,000	96,384

		2,567,743
Total Corporate Bonds (Cost $24,295,710)		25,467,495

	Principal Amount ($)(a)	Value ($)

Mortgage-Backed Securities Pass-Throughs 8.8%

Federal Home Loan Mortgage Corp.:

4.0%, 8/1/2039	259,922	285,595

5.5%, 10/1/2023	7,216	7,567

Federal National Mortgage Association:

3.5%, with various maturities from 12/1/2045 until 10/1/2048	2,349,844	2,543,182

4.0%, 4/1/2047	1,516,358	1,669,878

12-month USD-LIBOR + 1.750%, 4.375% *, 9/1/2038	25,632	26,236
Total Mortgage-Backed Securities Pass-Throughs (Cost $4,282,274)		4,532,458

Asset-Backed 7.1%
Automobile Receivables 3.1%

AmeriCredit Automobile Receivables Trust, “C”, Series 2019-2, 2.74%, 4/18/2025	660,000	679,376

Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	83,333	82,966

GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024	230,000	228,073

Hertz Vehicle Financing II LP, “A”, Series 2017-1A, 144A, 2.96%, 10/25/2021	604,370	598,842

		1,589,257

Credit Card Receivables 3.2%

Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	300,000	299,033

Master Credit Card Trust II, “A”, Series 2020-1A, 144A, 1.99%, 9/21/2024	350,000	360,840

World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	1,000,000	1,000,284

		1,660,157

Miscellaneous 0.8%

Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	39,309	39,070

MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	357,293	363,439

		402,509
Total Asset-Backed (Cost $3,620,157)		3,651,923

Commercial Mortgage-Backed Securities 6.9%

Bank, “B”, Series 2018-BN13, 4.699%*, 8/15/2061	500,000	523,926

BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.285%*, 11/15/2034	280,000	261,457

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Bond VIP

	Principal Amount ($)(a)	Value ($)

CFK Trust, “A”, Series 2020-MF2, 144A, 2.387%, 3/15/2039	450,000	451,997

Citigroup Commercial Mortgage Trust:

“A”, Series 2020-555, 144A, 2.647%, 12/10/2041	500,000	514,542

“D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	600,000	606,980

FHLMC Multifamily Structured Pass-Through Certificates:

“X1”, Series K043, Interest Only, 0.661%*, 12/25/2024	4,835,965	101,361

“X1”, Series K054, Interest Only, 1.31%*, 1/25/2026	1,806,762	101,064

GS Mortgage Securities Corp. II, “B”, Series 2018-GS10, 4.519%*, 7/10/2051	500,000	522,227

Morgan Stanley Capital Barclays Bank Trust, “C”, Series 2016-MART, 144A, 2.817%, 9/13/2031	500,000	487,704
Total Commercial Mortgage-Backed Securities (Cost $3,583,867)		3,571,258

Collateralized Mortgage Obligations 9.8%

Connecticut Avenue Securities Trust, “1M2”, Series 2019-R05, 144A, 1-month USD-LIBOR + 2.000%, 2.185%*, 7/25/2039	379,398	371,082

Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.150%, 2.335%*, 10/25/2030	470,073	461,957

Federal Home Loan Mortgage Corp.:

“PI”, Series 4485, Interest Only, 3.5%, 6/15/2045	1,111,593	99,123

“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	178,424	15,587

“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	899,376	146,133

Federal National Mortgage Association, “JL”, Series 2019-81, 2.5%, 1/25/2050	1,164,214	1,160,900

Freddie Mac Structured Agency Credit Risk Debt Notes:

“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.850%, 2.035%*, 2/25/2050	600,000	568,863

“M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.950%, 2.135%*, 10/25/2049	187,652	183,916

Government National Mortgage Association:

“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	162,111	8,671

“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	43,607	4,498

“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	83,712	8,282

“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	31,976	5,290

JPMorgan Mortgage Trust:

“A11”, Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 0.968%*, 7/25/2050	911,913	901,707

	Principal Amount ($)(a)	Value ($)

“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.068%*, 5/25/2050	252,540	250,647

“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	389,073	396,976

“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	236,011	245,057

New Residential Mortgage Loan, “A1”, Series 2019-NQM2, 144A, 3.6%, 4/25/2049	148,188	151,110

STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.285%*, 9/25/2048	108,108	104,043
Total Collateralized Mortgage Obligations (Cost $5,369,482)		5,083,842

Government & Agency Obligations 11.0%
Other Government Related (e) 0.6%
Novatek OAO, 144A, 6.604%, 2/3/2021	300,000	308,834

Sovereign Bonds 1.9%

Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030	200,000	219,863

Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	200,000	200,250

Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR 290,000	328,830

Republic of Philippines, 2.457%, 5/5/2030	200,000	209,510

Uruguay Government International Bond, 4.375%, 1/23/2031	49,383	57,717

		1,016,170

U.S. Treasury Obligations 8.5%

U.S. Treasury Bonds, 2.375%, 11/15/2049	1,221,200	1,508,373

U.S. Treasury Note:

0.25%, 6/15/2023	450,000	450,949

0.625%, 5/15/2030	1,340,000	1,336,283

1.5%, 2/15/2030	1,008,000	1,089,664

		4,385,269
Total Government & Agency Obligations (Cost $5,733,131)		5,710,273

Short-Term U.S. Treasury Obligations 3.5%

U.S. Treasury Bills:

0.001%**, 9/10/2020	250,000	249,934

0.022%**, 9/10/2020	250,000	249,934

1.131%**, 9/10/2020	150,000	149,960

1.564%**, 9/10/2020	250,000	249,933

1.595%**, 9/10/2020	90,000	89,976

1.763%**, 7/16/2020 (f)	804,000	803,957
Total Short-Term U.S. Treasury Obligations (Cost $1,792,010)		1,793,694

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	9

	Shares	Value ($)
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (g) (h) (Cost $195,633)	195,633	195,633

	Shares	Value ($)

Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 0.12% (g) (Cost $2,258,142)	2,258,142	2,258,142

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,130,406)	101.1	52,264,718
Other Assets and Liabilities, Net	(1.1)	(549,551)
Net Assets	100.0	51,715,167

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (g) (h)
3,030,000	—	2,834,367	(i)	—	—	2,647	—	195,633	195,633
Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 0.12% (g)
163,542	24,373,070	22,278,470		—	—	5,940	—	2,258,142	2,258,142
3,193,542	24,373,070	25,112,837		—	—	8,587	—	2,453,775	2,453,775

*

Variable or floating rate security. These securities are shown at their current rate as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $188,714, which is 0.4% of net assets.

(c)	When-issued security.

(d)	Perpetual, callable security with no stated maturity date.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.

(f)	At June 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PJSC: Public Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Bond VIP

At June 30, 2020 open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2020	16	3,532,289	3,533,251	962
Ultra 10 Year U.S. Treasury Note	USD	9/21/2020	11	1,722,058	1,732,328	10,270
Total net unrealized appreciation						11,232

At June 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra Long U.S. Treasury Bond	USD	9/21/2020	2	435,495	436,313	(818)
Total net unrealized depreciation						(818)

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	750,000	USD	811,954	8/18/2020	(31,589)	State Street Bank and Trust

Currency Abbreviations

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding future contracts, credit default swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$25,467,495	$—	$25,467,495
Mortgage-Backed Securities Pass-Throughs	—	4,532,458	—	4,532,458
Asset-Backed	—	3,651,923	—	3,651,923
Commercial Mortgage-Backed Securities	—	3,571,258	—	3,571,258
Collateralized Mortgage Obligations	—	5,083,842	—	5,083,842
Government & Agency Obligations	—	5,710,273	—	5,710,273
Short-Term U.S. Treasury Obligations	—	1,793,694	—	1,793,694
Short-Term Investments (j)	2,453,775	—	—	2,453,775
Derivatives (k)
Futures Contracts	11,232	—	—	11,232
Total	$2,465,007	$49,810,943	$—	$52,275,950

Liabilities
Derivatives (k)
Futures Contracts	$(818)	$—	$—	$(818)
Forward Foreign Currency Contracts	—	(31,589)	—	(31,589)
Total	$(818)	$(31,589)	$—	$(32,407)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	11

Statement of Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $48,676,631) — including $188,714 of securities loaned	$49,810,943
Investment in DWS Government & Agency Securities Portfolio (cost $195,633)*	195,633
Investment in DWS Central Cash Management Government Fund (cost $2,258,142)	2,258,142
Cash	10,000
Receivable for investments sold	174,494
Receivable for Fund shares sold	22,097
Interest receivable	281,727
Foreign taxes recoverable	920
Other assets	654
Total assets	52,754,610

Liabilities
Payable for securities loaned	195,633
Payable for investments purchased	596,996
Payable for investments purchased — when-issued securities	134,789
Payable for Fund shares redeemed	942
Payable for variation margin on futures contracts	432
Unrealized depreciation on forward foreign currency contracts	31,589
Accrued management fee	14,079
Accrued Trustees’ fees	716
Other accrued expenses and payables	64,267
Total liabilities	1,039,443
Net assets, at value	$51,715,167

Net Assets Consist of
Distributable earnings (loss)	1,666,910
Paid-in capital	50,048,257
Net assets, at value	$51,715,167
Net Asset Value

Net asset value, offering and redemption price per share ($51,715,167 ÷ 8,915,027 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.80

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $69)	$754,080
Income distributions — DWS Central Cash Management Government Fund	5,940
Securities lending income, net of borrower rebates	2,647
Total income	762,667
Expenses:
Management fee	96,799
Administration fee	24,321
Services to shareholders	1,586
Custodian fee	4,142
Professional fees	37,830
Reports to shareholders	18,800
Trustees’ fees and expenses	2,124
Other	7,636
Total expenses before expense reductions	193,238
Expense reductions	(29,424)
Total expenses after expense reductions	163,814
Net investment income	598,853

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,020,384
Swap contracts	922,383
Futures	120,638
Forward foreign currency contracts	13,356
Foreign currency	7,656
2,084,417
Change in net unrealized appreciation (depreciation) on:
Investments	(116,526)
Swap contracts	(6,388)
Futures	(43,856)
Forward foreign currency contracts	(23,732)
Foreign currency	98
(190,404)
Net gain (loss)	1,894,013
Net increase (decrease) in net assets resulting from operations	$2,492,866

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche DWS Variable Series I — DWS Bond VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$598,853	$1,427,830
Net realized gain (loss)	2,084,417	951,699
Change in net unrealized appreciation (depreciation)	(190,404)	2,416,257
Net increase (decrease) in net assets resulting from operations	2,492,866	4,795,786
Distributions to shareholders:
Class A	(1,393,009)	(1,466,158)
Fund share transactions:
Class A
Proceeds from shares sold	4,914,629	5,436,154
Reinvestment of distributions	1,393,009	1,466,158
Payments for shares redeemed	(4,639,813)	(7,080,322)
Net increase (decrease) in net assets from Class A share transactions	1,667,825	(178,010)
Increase (decrease) in net assets	2,767,682	3,151,618
Net assets at beginning of period	48,947,485	45,795,867

Net assets at end of period	$51,715,167	$48,947,485

Other Information:
Class A
Shares outstanding at beginning of period	8,618,016	8,635,826
Shares sold	860,979	984,384
Shares issued to shareholders in reinvestment of distributions	248,752	271,511
Shares redeemed	(812,720)	(1,273,705)
Net increase (decrease) in Class A shares	297,011	(17,810)

Shares outstanding at end of period	8,915,027	8,618,016

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	13

Financial Highlights

	Six Months Ended 6/30/20 (Unaudited)		Years Ended December 31,
Class A			2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$5.68		$5.30	$5.70	$5.52	$5.49	$5.67
Income (loss) from investment operations:

Net investment income[a]	.07		.16	.17	.17	.15	.14
Net realized and unrealized gain (loss)	.21		.39	(.32)	.15	.17	(.15)
Total from investment operations	.28		.55	(.15)	.32	.32	(.01)
Less distributions from:

Net investment income	(.16)		(.17)	(.25)	(.14)	(.29)	(.17)
Net asset value, end of period	$5.80		$5.68	$5.30	$5.70	$5.52	$5.49
Total Return (%)[b]	5.09	**	10.62	(2.65)	5.83	5.93	(.29)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		49	46	51	77	80
Ratio of expenses before expense reductions (%)[c]	.78	*	.81	.87	.74	.78	.69
Ratio of expenses after expense reductions (%)[c]	.66	*	.66	.69	.65	.64	.64
Ratio of net investment income (%)	2.41	*	2.95	3.19	2.99	2.68	2.54
Portfolio turnover rate (%)	94	**	223	260	205	236	197

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche DWS Variable Series I — DWS Bond VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Bond VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Trustees of the Series. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

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Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on

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certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2019, the Fund had a net tax basis capital loss carryforward of approximately $2,042,000 which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($5,000) and long-term losses ($2,037,000).

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $51,133,025. The net unrealized appreciation for all investments based on tax cost was $1,131,693. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,732,423 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $600,730.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated currencies, investments in forward foreign currency exchange contracts, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2020, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains

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or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2020, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,059,000 to $6,189,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $436,000 to $1,998,000.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended June 30, 2020, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics, or to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in

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the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of June 30, 2020. For the six months ended June 30, 2020, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to approximately $235,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract“) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward currency contracts. For the six months ended June 30, 2020, the Fund invested in forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated securities. In addition, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2020, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2020, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $812,000 to $1,975,000 and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from $0 to approximately $1,791,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$11,232

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liability Derivatives	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (b)	$(818)	$—	$(818)
Foreign Exchange Contracts (c)	—	(31,589)	(31,589)
	$(818)	$(31,589)	$(32,407)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(b)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c)	Unrealized depreciation on forward foreign currency contracts

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Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contract (d)	$—	$—	$120,638	$120,638
Credit Contracts (d)	—	922,383	—	922,383
Foreign Exchange Contracts (e)	13,356	—	—	13,356
	$13,356	$922,383	$120,638	$1,056,377

Each of the above derivatives is located in the following Statement of Operations accounts:

(d)	Net realized gain (loss) from swap contracts and futures, respectively

(e)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (f)	$—	$—	$(43,856)	$(43,856)
Credit Contracts (f)	—	(6,388)	—	(6,388)
Foreign Exchange Contracts (g)	(23,732)	—	—	(23,732)
	$(23,732)	$(6,388)	$(43,856)	$(73,976)

Each of the above derivatives is located in the following Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(g)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of June 30, 2020, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$31,589	$—	$—	$31,589

C. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$31,429,411	$32,296,563
U.S. Treasury Obligations	$13,834,030	$15,702,596

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

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Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.

For the period from January 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.66%.

For the six months ended June 30, 2020, fees waived and/or expenses reimbursed were $29,424.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $24,321, of which $4,098 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC aggregated $282, of which $93 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,370, of which $2,945 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2020, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $200.

E. Ownership of the Fund

At June 30, 2020, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 47%, 22% and 15%, respectively.

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F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2020.

G. Other - COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

H. Other - Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020

Actual Fund Return	Class A
Beginning Account Value 1/1/20	$1,000.00
Ending Account Value 6/30/20	$1,050.90
Expenses Paid per $1,000*	$3.37

Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/20	$1,000.00
Ending Account Value 6/30/20	$1,021.58
Expenses Paid per $1,000*	$3.32

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Class A
Deutsche DWS Variable Series I — DWS Bond VIP	.66%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS Bond VIP	|	23

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

24	|	Deutsche DWS Variable Series I — DWS Bond VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Bond VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series I — DWS Bond VIP	|	25

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 4th quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2018. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team made effective February 12, 2018. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency

26	|	Deutsche DWS Variable Series I — DWS Bond VIP

services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Bond VIP	|	27

VS1bond-3 (R-028373-9 8/20)

June 30, 2020

Semiannual Report

Deutsche DWS Variable Series I

DWS Capital Growth VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Liquidity Risk Management
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Performance Summary	June 30, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.50% and 0.76% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000® Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,328	$12,460	$16,926	$20,423	$46,741
	Average annual total return	13.28%	24.60%	19.18%	15.35%	16.67%
Russell 1000 Growth Index	Growth of $10,000	$10,981	$12,328	$16,849	$20,904	$49,029
	Average annual total return	9.81%	23.28%	18.99%	15.89%	17.23%

DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,315	$12,430	$16,794	$20,162	$45,430
	Average annual total return	13.15%	24.30%	18.86%	15.06%	16.34%
Russell 1000 Growth Index	Growth of $10,000	$10,981	$12,328	$16,849	$20,904	$49,029
	Average annual total return	9.81%	23.28%	18.99%	15.89%	17.23%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Rights	0%	—
	100%	100%

Sector Diversification (As of % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/20	12/31/19
Information Technology	41%	38%
Consumer Discretionary	15%	14%
Communication Services	13%	13%
Health care	13%	13%
Industrials	7%	10%
Financials	5%	6%
Consumer Staples	3%	3%
Real Estate	2%	2%
Materials	1%	1%
Energy	0%	0%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Sebastian P. Werner, PhD, Director

4	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 12.7%
Entertainment 5.8%

Activision Blizzard, Inc.	189,927	14,415,459

Live Nation Entertainment, Inc.*	74,499	3,302,541

Netflix, Inc.*	29,143	13,261,231

Spotify Technology SA*	68,691	17,735,329

Walt Disney Co.	61,314	6,837,124

		55,551,684

Interactive Media & Services 5.5%

Alphabet, Inc. “A”*	12,400	17,583,820

Alphabet, Inc. “C”*	14,342	20,273,995

Facebook, Inc. “A”*	43,039	9,772,866

Match Group, Inc.*	55,266	5,916,225

		53,546,906

Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	128,749	13,409,208

Consumer Discretionary 14.8%
Diversified Consumer Services 0.4%
Chegg, Inc.*	65,070	4,376,608

Hotels, Restaurants & Leisure 2.1%

Las Vegas Sands Corp.	64,617	2,942,658

McDonald’s Corp.	70,250	12,959,018

Planet Fitness, Inc. “A”*	72,285	4,378,302

		20,279,978

Internet & Direct Marketing Retail 5.8%
Amazon.com, Inc.*	20,166	55,634,364

Multiline Retail 1.4%
Dollar General Corp.	69,031	13,151,096

Specialty Retail 4.3%

Burlington Stores, Inc.*	41,038	8,081,613

CarMax, Inc.* (a)	102,245	9,156,040

Home Depot, Inc.	98,245	24,611,355

		41,849,008

Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc.*	23,695	7,393,077

Consumer Staples 2.8%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	35,135	10,653,283

Food Products 1.2%
Mondelez International, Inc. “A”	220,430	11,270,586

Personal Products 0.5%
Estee Lauder Companies, Inc. “A”	28,291	5,337,946

Energy 0.2%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	36,468	1,878,102

Financials 4.7%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	151,632	13,889,491

Consumer Finance 0.7%
American Express Co.	71,393	6,796,614

Insurance 2.6%
Progressive Corp.	309,106	24,762,482

	Shares	Value ($)

Health Care 12.5%
Biotechnology 1.5%

BioMarin Pharmaceutical, Inc.*	61,340	7,565,676

Exact Sciences Corp.* (a)	74,617	6,487,202

		14,052,878

Health Care Equipment & Supplies 6.1%

Becton, Dickinson & Co.	71,498	17,107,326

Danaher Corp.	88,018	15,564,223

DexCom, Inc.*	32,839	13,312,931

Hologic, Inc.*	167,462	9,545,334

The Cooper Companies, Inc.	13,257	3,760,215

		59,290,029

Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.	77,722	28,161,789

Pharmaceuticals 2.0%

Bristol-Myers Squibb Co.	134,010	7,879,788

Zoetis, Inc.	86,065	11,794,348

		19,674,136

Industrials 6.9%
Aerospace & Defense 0.7%

Boeing Co.	16,160	2,962,128

TransDigm Group, Inc.	7,516	3,322,448

		6,284,576

Building Products 0.5%
Trex Co., Inc.* (a)	37,158	4,833,141

Electrical Equipment 1.3%
AMETEK, Inc.	143,759	12,847,742

Industrial Conglomerates 1.3%
Roper Technologies, Inc.	33,489	13,002,439

Professional Services 2.5%

TransUnion	139,201	12,116,055

Verisk Analytics, Inc.	68,027	11,578,195

		23,694,250

Road & Rail 0.6%
Norfolk Southern Corp.	31,816	5,585,935

Information Technology 40.9%
IT Services 7.9%

Fiserv, Inc.*	152,990	14,934,884

FleetCor Technologies, Inc.*	17,467	4,393,474

Global Payments, Inc.	77,984	13,227,646

Twilio, Inc. “A”* (a)	39,519	8,671,259

Visa, Inc. “A” (a)	183,805	35,505,612

		76,732,875

Semiconductors & Semiconductor Equipment 3.1%

Analog Devices, Inc.	37,775	4,632,726

Applied Materials, Inc.	75,401	4,557,990

MKS Instruments, Inc.	29,824	3,377,270

NVIDIA Corp.	44,635	16,957,283

		29,525,269

Software 21.6%

Adobe, Inc.*	49,961	21,748,523

Avalara, Inc.*	23,640	3,146,248

DocuSign, Inc.*	47,870	8,243,693

Dynatrace, Inc.*	95,919	3,894,311

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	5

	Shares	Value ($)

Intuit, Inc.	33,192	9,831,139

Microsoft Corp.	452,357	92,059,173

Nuance Communications, Inc.*	362,715	9,178,503

Proofpoint, Inc.*	73,982	8,220,880

RingCentral, Inc. “A”*	10,339	2,946,718

Salesforce.com, Inc.*	65,877	12,340,738

ServiceNow, Inc.*	36,271	14,691,931

Slack Technologies, Inc. “A”* (a)	88,394	2,748,170

Synopsys, Inc.*	59,991	11,698,245

VMware, Inc. “A”*	51,737	8,011,992

		208,760,264

Technology Hardware, Storage & Peripherals 8.3%

Apple, Inc.	210,939	76,950,547

Pure Storage, Inc. “A”*	157,166	2,723,687

		79,674,234

Materials 1.2%
Chemicals 0.7%
Ecolab, Inc.	33,242	6,613,496

Construction Materials 0.5%
Vulcan Materials Co.	41,305	4,785,184

Real Estate 2.5%
Equity Real Estate Investment Trusts (REITs)

Crown Castle International Corp.	37,776	6,321,814

Equinix, Inc.	14,953	10,501,492

Prologis, Inc.	83,077	7,753,576

		24,576,882
Total Common Stocks (Cost $404,862,646)		957,875,552

	Shares	Value ($)
Rights 0.0%
Communication Services
T-Mobile U.S., Inc. Expiration Date 07/27/2020* (Cost $47,637)	128,749	21,630

Securities Lending Collateral 6.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (b) (c) (Cost $58,160,545)	58,160,545	58,160,545

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.12% (b) (Cost $7,441,008)	7,441,008	7,441,008

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $470,511,836)	106.0	1,023,498,735
Other Assets and Liabilities, Net	(6.0)	(58,295,753)
Net Assets	100.0	965,202,982

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 6.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (b) (c)
—	58,160,545	(d)	—	—	—	8,588	—	58,160,545	58,160,545
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.12% (b)
16,868,479	62,026,944		71,454,415	—	—	49,990	—	7,441,008	7,441,008
16,868,479	120,187,489		71,454,415	—	—	58,578	—	65,601,553	65,601,553

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $57,716,657, which is 6.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$957,875,552	$—	$—	$957,875,552
Rights	21,630	—	—	21,630
Short-Term Investments (e)	65,601,553	—	—	65,601,553
Total	$1,023,498,735	$—	$—	$1,023,498,735

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statement of

Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $404,910,283) — including $57,716,657 of securities loaned	$957,897,182
Investment in DWS Government & Agency Securities Portfolio (cost $58,160,545)*	58,160,545
Investment in DWS Central Cash Management Government Fund (cost $7,441,008)	7,441,008
Cash	3,034,994
Receivable for Fund shares sold	416,770
Dividends receivable	111,388
Interest receivable	5,609
Other assets	8,491
Total assets	1,027,075,987

Liabilities
Payable upon return of securities loaned	58,160,545
Payable for investments purchased	3,034,994
Payable for Fund shares redeemed	219,606
Accrued management fee	286,922
Accrued Trustees’ fees	11,723
Other accrued expenses and payables	159,215
Total liabilities	61,873,005
Net assets, at value	$965,202,982

Net Assets Consist of
Distributable earnings (loss)	575,700,735
Paid-in capital	389,502,247
Net assets, at value	$965,202,982

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($960,779,977 ÷ 27,843,000 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$34.51
Class B

Net Asset Value, offering and redemption price per share ($4,423,005 ÷ 128,557 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$34.41

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:
Dividends	$3,771,161
Income distributions — DWS Central Cash Management Government Fund	49,990
Securities lending income, net of borrower rebates	8,588
Total income	3,829,739
Expenses:
Management fee	1,600,310
Administration fee	421,504
Services to Shareholders	1,019
Record keeping fee (Class B)	118
Distribution service fee (Class B)	5,044
Custodian fee	3,230
Professional fees	44,814
Reports to shareholders	25,030
Trustees’ fees and expenses	19,158
Other	23,678
Total expenses	2,143,905
Net investment income	1,685,834

Realized and Unrealized gain (loss)
Net realized gain (loss) from investments	21,262,138
Change in net unrealized appreciation (depreciation) on investments	86,663,047
Net gain (loss)	107,925,185
Net increase (decrease) in net assets resulting from operations	$109,611,019

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$1,685,834	$4,570,151
Net realized gain (loss)	21,262,138	63,513,110
Change in net unrealized appreciation (depreciation)	86,663,047	189,217,615
Net increase (decrease) in net assets resulting from operations	109,611,019	257,300,876
Distributions to shareholders:
Class A	(67,556,274)	(97,006,648)
Class B	(308,190)	(448,501)
Total distributions	(67,864,464)	(97,455,149)
Fund share transactions:
Class A
Proceeds from shares sold	46,001,900	33,974,927
Reinvestment of distributions	67,556,274	97,006,648
Payments for shares redeemed	(56,280,678)	(152,665,013)
Net increase (decrease) in net assets from Class A share transactions	57,277,496	(21,683,438)
Class B
Proceeds from shares sold	279,059	340,905
Reinvestment of distributions	308,190	448,501
Payments for shares redeemed	(608,910)	(824,586)
Net increase (decrease) in net assets from Class B share transactions	(21,661)	(35,180)
Increase (decrease) in net assets	99,002,390	138,127,109
Net assets at beginning of period	866,200,592	728,073,483

Net assets at end of period	$965,202,982	$866,200,592

Other Information
Class A
Shares outstanding at beginning of period	25,934,145	26,575,319
Shares sold	1,384,913	1,101,903
Shares issued to shareholders in reinvestment of distributions	2,306,462	3,253,073
Shares redeemed	(1,782,520)	(4,996,150)
Net increase (decrease) in Class A shares	1,908,855	(641,174)

Shares outstanding at end of period	27,843,000	25,934,145
Class B
Shares outstanding at beginning of period	127,162	127,775
Shares sold	9,179	11,255
Shares issued to shareholders in reinvestment of distributions	10,547	15,076
Shares redeemed	(18,331)	(26,944)
Net increase (decrease) in Class B shares	1,395	(613)

Shares outstanding at end of period	128,557	127,162

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$33.24		$27.27	$30.86	$26.70	$28.22	$29.95
Income (loss) from investment operations:
Net investment income (loss)[a]	.06		.17	.14	.20	.21	.20
Net realized and unrealized gain (loss)	3.87		9.53	(.53)	6.47	.83	2.34
Total from investment operations	3.93		9.70	(.39)	6.67	1.04	2.54
Less distributions from:
Net investment income	(.18)		(.14)	(.23)	(.22)	(.22)	(.22)
Net realized gains	(2.48)		(3.59)	(2.97)	(2.29)	(2.34)	(4.05)
Total distributions	(2.66)		(3.73)	(3.20)	(2.51)	(2.56)	(4.27)
Net asset value, end of period	$34.51		$33.24	$27.27	$30.86	$26.70	$28.22
Total Return (%)	13.28	**	37.14	(1.60)	26.30	4.25	8.62

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	961		862	725	776	745	849
Ratio of expenses (%)[b]	.50	*	.50	.50	.50	.50	.49
Ratio of net investment income (loss) (%)	.39	*	.55	.46	.70	.82	.70
Portfolio turnover rate (%)	8	**	11	26	15	35	35

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/20		Years Ended December 31,
Class B	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$33.10		$27.16	$30.75	$26.61	$28.12	$29.84
Income (loss) from investment operations:
Net investment income (loss)[a]	.02		.09	.07	.13	.15	.13
Net realized and unrealized gain (loss)	3.87		9.49	(.54)	6.44	.83	2.32
Total from investment operations	3.89		9.58	(.47)	6.57	.98	2.45
Less distributions from:
Net investment income	(.10)		(.05)	(.15)	(.14)	(.15)	(.12)
Net realized gains	(2.48)		(3.59)	(2.97)	(2.29)	(2.34)	(4.05)
Total distributions	(2.58)		(3.64)	(3.12)	(2.43)	(2.49)	(4.17)
Net asset value, end of period	$34.41		$33.10	$27.16	$30.75	$26.61	$28.12
Total Return (%)	13.15	**	36.79	(1.87)	25.96	4.00	8.33

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		4	3	6	5	4
Ratio of expenses (%)[b]	.76	*	.76	.76	.75	.76	.76
Ratio of net investment income (loss) (%)	.13	*	.29	.21	.45	.58	.44
Portfolio turnover rate (%)	8	**	11	26	15	35	35

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of up to 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

10	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $470,587,009. The net unrealized appreciation for all investments based on tax cost was $552,911,726. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $559,550,488 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $6,638,762.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	11

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $69,357,625 and $68,618,155, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.

For the period from January 1, 2020 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.75%
Class B	1.00%

12	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $421,504, of which $74,889 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class A	$397	$129
Class B	106	35
	$503	$164

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2020, the Distribution Service Fee aggregated $5,044, of which $889 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $4,520, of which $1,939 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2020, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $647.

D. Ownership of the Fund

At June 30, 2020, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 63% and 21%, respectively. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 45% and 35%, respectively.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	13

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2020.

F. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

14	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/2020	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,132.80	$1,131.50
Expenses Paid per $1,000*	$2.65	$4.03

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,022.38	$1,021.08
Expenses Paid per $1,000*	$2.51	$3.82

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Capital Growth VIP	.50%	.76%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	15

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	17

the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

18	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	19

VS1capgro-3 (R-028374-9 8/20)

June 30, 2020

Semiannual Report

Deutsche DWS Variable Series I

DWS Core Equity VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
16	Information About Your Fund’s Expenses
17	Liquidity Risk Management
17	Proxy Voting
18	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Performance Summary	June 30, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.62% and 0.94% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,439	$10,405	$12,934	$15,474	$35,290
	Average annual total return	–5.61%	4.05%	8.95%	9.12%	13.44%
Russell 1000® Index	Growth of $10,000	$9,719	$10,748	$13,544	$16,455	$36,975
	Average annual total return	–2.81%	7.48%	10.64%	10.47%	13.97%

DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,415	$10,360	$12,799	$15,237	$34,284
	Average annual total return	–5.85%	3.60%	8.57%	8.79%	13.11%
Russell 1000® Index	Growth of $10,000	$9,719	$10,748	$13,544	$16,455	$36,975
	Average annual total return	–2.81%	7.48%	10.64%	10.47%	13.97%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	99%	99%
Cash Equivalents	1%	1%
Rights	0%	—
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/20	12/31/19
Information Technology	26%	22%
Health Care	15%	16%
Consumer Discretionary	12%	9%
Financials	10%	12%
Communication Services	10%	11%
Industrials	9%	10%
Consumer Staples	6%	7%
Real Estate	3%	3%
Utilities	3%	4%
Energy	3%	4%
Materials	3%	2%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Di Kumble, CFA, Managing Director

Arno V. Puskar, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 9.7%
Diversified Telecommunication Services 0.7%

Verizon Communications, Inc.	11,617	640,445

Entertainment 2.0%

Activision Blizzard, Inc.	5,167	392,175

Live Nation Entertainment, Inc.*	4,711	208,839

Netflix, Inc.*	513	233,435

Roku, Inc.*	5,824	678,671

Spotify Technology SA*	1,547	399,420

		1,912,540

Interactive Media & Services 4.2%

Alphabet, Inc. “A”*	1,173	1,663,373

Alphabet, Inc. “C”*	1,415	2,000,258

TripAdvisor, Inc.*	18,959	360,411

		4,024,042

Media 1.0%

Interpublic Group of Companies, Inc.	23,627	405,439

Omnicom Group, Inc.	9,490	518,154

		923,593

Wireless Telecommunication Services 1.8%
T-Mobile U.S., Inc.*	16,370	1,704,936

Consumer Discretionary 11.8%
Auto Components 1.0%
Gentex Corp.	35,372	911,537

Hotels, Restaurants & Leisure 1.6%

Marriott International, Inc. “A”	3,628	311,028

Wyndham Hotels & Resorts, Inc.	17,297	737,198

Yum China Holdings, Inc.	9,696	466,087

		1,514,313

Household Durables 1.9%

D.R. Horton, Inc.	24,827	1,376,657

PulteGroup, Inc.	13,070	444,772

		1,821,429

Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.*	2,257	6,226,657

Specialty Retail 0.4%
Best Buy Co., Inc.	4,271	372,730

Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. “B”	3,925	384,846

Consumer Staples 5.8%
Beverages 3.5%

Coca-Cola Co.	5,258	234,927

Keurig Dr Pepper, Inc.	8,267	234,783

Molson Coors Beverage Co. “B”	30,633	1,052,550

PepsiCo, Inc.	13,338	1,764,084

		3,286,344

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	2,550	773,186

U.S. Foods Holding Corp.*	18,806	370,854

Walmart, Inc.	2,083	249,502

		1,393,542

	Shares	Value ($)

Personal Products 0.8%
Herbalife Nutrition Ltd.*	17,679	795,201

Energy 2.8%
Energy Equipment & Services 0.6%

National Oilwell Varco, Inc.	31,479	385,618

Schlumberger Ltd.	13,146	241,755

		627,373

Oil, Gas & Consumable Fuels 2.2%

Cheniere Energy, Inc.*	16,267	786,022

Kinder Morgan, Inc.	24,732	375,184

Marathon Petroleum Corp.	12,443	465,119

Targa Resources Corp.	22,294	447,441

		2,073,766

Financials 10.1%
Banks 2.9%

Bank of America Corp.	27,935	663,456

JPMorgan Chase & Co.	16,590	1,560,456

Popular, Inc.	8,528	316,986

Wells Fargo & Co.	10,029	256,742

		2,797,640

Capital Markets 3.7%

Ameriprise Financial, Inc.	6,106	916,144

Ares Capital Corp.	27,191	392,910

CME Group, Inc.	3,988	648,209

Intercontinental Exchange, Inc.	6,278	575,065

MSCI, Inc.	1,945	649,280

The Goldman Sachs Group, Inc.	1,897	374,885

		3,556,493

Insurance 3.5%

Arthur J. Gallagher & Co.	6,610	644,409

Chubb Ltd.	4,137	523,827

Everest Re Group Ltd.	1,843	380,027

MetLife, Inc.	33,893	1,237,772

Progressive Corp.	6,246	500,367

		3,286,402

Health Care 14.7%
Biotechnology 4.2%

Alexion Pharmaceuticals, Inc.*	8,230	923,735

Amgen, Inc.	7,151	1,686,635

Biogen, Inc.*	2,856	764,123

Gilead Sciences, Inc.	8,503	654,221

		4,028,714

Health Care Equipment & Supplies 1.9%

Baxter International, Inc.	6,144	528,998

Hill-Rom Holdings, Inc.	7,473	820,386

Medtronic PLC	4,677	428,881

		1,778,265

Health Care Providers & Services 4.7%

Anthem, Inc.	1,296	340,822

Centene Corp.*	7,101	451,269

Cigna Corp.*	2,728	511,909

DaVita, Inc.*	12,663	1,002,150

Guardant Health, Inc.*	12,464	1,011,204

HCA Healthcare, Inc.	6,824	662,338

Molina Healthcare, Inc.*	2,543	452,603

		4,432,295

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	5

	Shares	Value ($)

Pharmaceuticals 3.9%

Bristol-Myers Squibb Co.	15,670	921,396

Johnson & Johnson	3,320	466,891

Merck & Co., Inc.	16,661	1,288,395

Pfizer, Inc.	31,611	1,033,680

		3,710,362

Industrials 9.1%
Aerospace & Defense 3.8%

Howmet Aerospace, Inc.	19,189	304,146

L3Harris Technologies, Inc.	7,744	1,313,924

Lockheed Martin Corp.	2,365	863,036

Teledyne Technologies, Inc.*	3,470	1,078,996

		3,560,102

Building Products 0.5%
Owens Corning	8,775	489,294

Commercial Services & Supplies 1.5%
Waste Management, Inc.	13,793	1,460,817

Industrial Conglomerates 0.6%
Honeywell International, Inc.	4,199	607,133

Machinery 0.9%

Ingersoll Rand, Inc.*	8,976	252,405

Parker-Hannifin Corp.	3,343	612,672

		865,077

Professional Services 0.6%
Equifax, Inc.	3,273	562,563

Road & Rail 1.2%

Norfolk Southern Corp.	2,554	448,406

Union Pacific Corp.	3,858	652,272

		1,100,678

Information Technology 26.2%
IT Services 3.9%

Gartner, Inc.*	7,227	876,852

Visa, Inc. “A” (a)	14,421	2,785,704

		3,662,556

Semiconductors & Semiconductor Equipment 4.5%

Intel Corp.	22,495	1,345,876

NVIDIA Corp.	636	241,623

QUALCOMM., Inc.	14,074	1,283,689

Teradyne, Inc.	16,586	1,401,683

		4,272,871

Software 10.3%

ANSYS, Inc.*	909	265,183

Intuit, Inc.	791	234,286

Microsoft Corp.	33,562	6,830,203

Oracle Corp.	36,256	2,003,869

Splunk, Inc.*	2,185	434,159

		9,767,700

Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	19,641	7,165,037

Materials 2.8%
Chemicals 0.8%

Air Products & Chemicals, Inc.	1,756	424,004

Westlake Chemical Corp.	6,686	358,704

		782,708

	Shares	Value ($)

Containers & Packaging 0.5%

International Paper Co.	5,940	209,147

Sonoco Products Co.	4,445	232,429

		441,576

Metals & Mining 1.5%

Arconic Corp.*	26,211	365,119

Steel Dynamics, Inc.	39,715	1,036,165

		1,401,284

Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs)

AvalonBay Communities, Inc.	3,488	539,384

Digital Realty Trust, Inc.	7,104	1,009,550

Iron Mountain, Inc. (a)	15,598	407,108

Prologis, Inc.	10,567	986,218

Public Storage	1,071	205,514

		3,147,774

Utilities 2.9%
Electric Utilities 0.9%

Evergy, Inc.	7,617	451,612

Pinnacle West Capital Corp.	5,056	370,554

		822,166

Gas Utilities 0.3%
UGI Corp.	9,910	315,138

Multi-Utilities 0.5%
WEC Energy Group, Inc.	5,926	519,414

Water Utilities 1.2%
American Water Works Co., Inc.	8,552	1,100,300
Total Common Stocks (Cost $68,292,881)		94,247,653

Rights 0.0%
Communication Services
T-Mobile U.S., Inc. Expiration Date 7/27/2020* (Cost $6,729)	18,186	3,055

Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (b) (c) (Cost $3,224,926)	3,224,926	3,224,926

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.12% (b) (Cost $775,080)	775,080	775,080

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $72,299,616)	103.4	98,250,714
Other Assets and Liabilities, Net	(3.4)	(3,250,802)
Net Assets	100.0	94,999,912

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (b) (c)
1,076,250	2,148,676	(d)	—	—	—	790	—	3,224,926	3,224,926
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.12% (b)
568,188	7,938,761		7,731,869	—	—	2,681	—	775,080	775,080
1,644,438	10,087,437		7,731,869	—	—	3,471	—	4,000,006	4,000,006

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $3,192,593, which is 3.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$94,247,653	$—	$—	$94,247,653
Rights	3,055	—	—	3,055
Short-Term Investments (e)	4,000,006	—	—	4,000,006
Total	$98,250,714	$—	$—	$98,250,714

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	7

Statement of

Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $68,299,610) — including $3,192,593 of securities loaned	$94,250,708
Investment in DWS Government & Agency Securities Portfolio (cost $3,224,926)*	3,224,926
Investment in DWS Central Cash Management Government Fund (cost $775,080)	775,080
Cash	1,410
Receivable for Fund shares sold	6,940
Dividends receivable	73,829
Interest receivable	226
Other assets	1,004
Total assets	98,334,123

Liabilities
Payable upon return of securities loaned	3,224,926
Payable for Fund shares redeemed	12,937
Accrued management fee	30,474
Accrued Trustees’ fees	1,037
Other accrued expenses and payables	64,837
Total liabilities	3,334,211
Net assets, at value	$94,999,912

Net Assets Consist of
Distributable earnings (loss)	29,941,281
Paid-in capital	65,058,631
Net assets, at value	$94,999,912

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($92,074,981 ÷ 9,267,005 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.94
Class B

Net Asset Value, offering and redemption price per share ($2,924,931 ÷ 294,408 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.93

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,143)	$858,648
Income distributions — DWS Central Cash Management Government Fund	2,681
Securities lending income, net of borrower rebates	790
Total income	862,119
Expenses:
Management fee	187,703
Administration fee	47,233
Services to Shareholders	741
Recordkeeping fee (Class B)	983
Distribution service fee (Class B)	3,666
Custodian fee	3,030
Professional fees	39,648
Reports to shareholders	17,598
Trustees’ fees and expenses	3,398
Other	4,320
Total expenses	308,320
Net investment income	553,799

Realized and Unrealized gain (loss)
Net realized gain (loss) from investments	3,704,717
Change in net unrealized appreciation (depreciation) on investments	(10,854,915)
Net gain (loss)	(7,150,198)
Net increase (decrease) in net assets resulting from operations	$(6,596,399)

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$553,799	$1,378,690
Net realized gain (loss)	3,704,717	4,633,506
Change in net unrealized appreciation (depreciation)	(10,854,915)	21,368,817
Net increase (decrease) in net assets resulting from operations	(6,596,399)	27,381,013
Distributions to shareholders :
Class A	(5,813,005)	(12,354,795)
Class B	(175,513)	(374,998)
Total distributions	(5,988,518)	(12,729,793)
Fund share transactions:
Class A
Proceeds from shares sold	1,363,119	2,580,344
Reinvestment of distributions	5,813,005	12,354,795
Payments of shares redeemed	(9,621,400)	(14,245,198)
Net increase (decrease) in net assets from Class A share transactions	(2,445,276)	689,941
Class B
Proceeds from shares sold	121,806	20,736
Reinvestment of distributions	175,513	374,998
Payments of shares redeemed	(339,498)	(345,789)
Net increase (decrease) in net assets from Class B share transactions	(42,179)	49,945
Increase (decrease) in net assets	(15,072,372)	15,391,106
Net assets at beginning of period	110,072,284	94,681,178

Net assets at end of period	$94,999,912	$110,072,284

Other Information
Class A
Shares outstanding at beginning of period	9,438,162	9,343,340
Shares sold	138,023	247,017
Shares issued to shareholders in reinvestment of distributions	652,414	1,204,171
Shares redeemed	(961,594)	(1,356,366)
Net increase (decrease) in Class A shares	(171,157)	94,822

Shares outstanding at end of period	9,267,005	9,438,162
Class B
Shares outstanding at beginning of period	295,485	289,832
Shares sold	10,926	2,008
Shares issued to shareholders in reinvestment of distributions	19,676	36,549
Shares redeemed	(31,679)	(32,904)
Net increase (decrease) in Class B shares	(1,077)	5,653

Shares outstanding at end of period	294,408	295,485

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	9

Financial Highlights

	Six Months Ended 6/30/20	Years Ended December 31,
Class A	(Unaudited)	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$11.31	$9.83	$14.64	$13.16	$13.29	$12.76
Income (loss) from investment operations:

Net investment income[a]	.06	.14	.14	.17	.17	.15
Net realized and unrealized gain (loss)	(.77)	2.70	(.71)	2.44	1.09	.52
Total from investment operations	(.71)	2.84	(.57)	2.61	1.26	.67
Less distributions from:

Net investment income	(.15)	(.12)	(.27)	(.17)	(.19)	(.11)
Net realized gains	(.51)	(1.24)	(3.97)	(.96)	(1.20)	(.03)
Total distributions	(.66)	(1.36)	(4.24)	(1.13)	(1.39)	(.14)
Net asset value, end of period	$9.94	$11.31	$9.83	$14.64	$13.16	$13.29
Total Return (%)	(5.61)**	30.30	(5.69)	21.02	10.48	5.25

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	107	92	105	163	176
Ratio of expenses (%)[b]	.63 *	.62	.61	.57	.57	.56
Ratio of net investment income (%)	1.16 *	1.32	1.14	1.22	1.34	1.11
Portfolio turnover rate (%)	21 **	40	43	39	43	27

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/20	Years Ended December 31,
Class B	(Unaudited)	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$11.29	$9.81	$14.62	$13.14	$13.26	$12.74
Income (loss) from investment operations:

Net investment income[a]	.04	.11	.10	.13	.13	.11
Net realized and unrealized gain (loss)	(.77)	2.70	(.72)	2.44	1.10	.52
Total from investment operations	(.73)	2.81	(.62)	2.57	1.23	.63
Less distributions from:

Net investment income	(.12)	(.09)	(.22)	(.13)	(.15)	(.08)
Net realized gains	(.51)	(1.24)	(3.97)	(.96)	(1.20)	(.03)
Total distributions	(.63)	(1.33)	(4.19)	(1.09)	(1.35)	(.11)
Net asset value, end of period	$9.93	$11.29	$9.81	$14.62	$13.14	$13.26
Total Return (%)	(5.85)**	29.92	(6.02)	20.68	10.25	4.91

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3	3	2	2
Ratio of expenses (%)[b]	.95 *	.94	.93	.86	.86	.83
Ratio of net investment income (%)	.84 *	1.00	.82	.94	1.06	.84
Portfolio turnover rate (%)	21 **	40	43	39	43	27

[a]	Based on average shares outstanding during the period.

[b]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds (“ETF’s”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETF’s are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	11

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $72,500,344. The net unrealized appreciation for all investments based on tax cost was $25,750,370. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $31,516,969 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $5,766,599.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

12	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $20,401,824 and $28,549,258, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.

For the period from January 1, 2020 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.72%
Class B	1.03%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $47,233, of which $7,579 is unpaid.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	13

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class A	$317	$106
Class B	60	20
	$377	$126

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2020, the Distribution Service Fee aggregated $3,666, of which $599 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $4,520, of which $1,710 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2020, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $60.

D. Ownership of the Fund

At June 30, 2020, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49% and 17%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 48% and 38%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2020.

14	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

F. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	15

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$943.90	$941.50
Expenses Paid per $1,000*	$3.04	$4.59

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,021.73	$1,020.14
Expenses Paid per $1,000*	$3.17	$4.77

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Core Equity VIP	.63%	.95%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

16	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	17

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

18	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2018.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	19

relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

20	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Notes

Notes

Notes

VS1coreq-3 (R-028376-9 8/20)

June 30, 2020

Semiannual Report

Deutsche DWS Variable Series I

DWS CROCI® International VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Liquidity Risk Management
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU and the withdrawal is expected to take effect on January 31, 2020. Significant uncertainty exists regarding any adverse economic and political effects the United Kingdom’s withdrawal may have on the United Kingdom, other EU countries and the global economy.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Performance Summary	June 30, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 1.01% and 1.29% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

MSCI EAFE (Europe, Australasia and the Far East) Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,787	$9,845	$9,744	$10,009	$13,714
	Average annual total return	–12.13%	–1.55%	–0.86%	0.02%	3.21%
MSCI EAFE Value Index	Growth of $10,000	$8,073	$8,552	$8,729	$9,228	$14,152
	Average annual total return	–19.27%	–14.48%	–4.43%	–1.59%	3.53%

DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$8,781	$9,822	$9,673	$9,873	$13,374
	Average annual total return	–12.19%	-1.78%	–1.10%	–0.26%	2.95%
MSCI EAFE Value Index	Growth of $10,000	$8,073	$8,552	$8,729	$9,228	$14,152
	Average annual total return	–19.27%	–14.48%	–4.43%	–1.59%	3.53%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	96%	97%
Preferred Stocks	3%	3%
Cash Equivalents	1%	0%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/20	12/31/19
Japan	31%	30%
France	14%	9%
United Kingdom	11%	19%
Germany	9%	5%
Switzerland	9%	9%
Australia	8%	7%
Netherlands	5%	7%
Belgium	4%	4%
Sweden	3%	0%
Singapore	2%	2%
Spain	2%	3%
Ireland	1%	—
Finland	1%	0%
Italy	—	3%
Hong Kong	—	1%
New Zealand	—	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/20	12/31/19
Consumer Discretionary	20%	28%
Health Care	19%	16%
Materials	12%	11%
Industrials	11%	15%
Financials	11%	14%
Consumer Staples	11%	4%
Information Technology	8%	4%
Communication Services	5%	4%
Energy	2%	4%
Utilities	1%	—
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Management Team

Di Kumble, CFA, Managing Director

John Moody, Vice President

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 96.1%
Australia 7.9%

Aristocrat Leisure Ltd.	18,497	330,103

Australia & New Zealand Banking Group Ltd.	81,221	1,055,125

BHP Group Ltd.	128,710	3,207,276

Commonwealth Bank of Australia	9,108	439,684

National Australia Bank Ltd.	16,131	204,926

Orica Ltd.	24,474	283,828

(Cost $5,796,517)		5,520,942

Belgium 3.6%
UCB SA (Cost $1,674,267)	21,455	2,493,762

Finland 0.8%
Nokia Oyj (Cost $415,357)	119,388	525,131

France 14.0%

Arkema SA	5,212	500,835

Atos SE*	10,594	909,105

BNP Paribas SA*	11,150	445,791

Capgemini SE	5,062	584,188

Credit Agricole SA*	65,776	631,211

Engie SA*	80,513	999,479

Kering SA	1,414	772,845

Sanofi	31,326	3,211,164

Television Francaise 1*	98,360	536,400

TOTAL SA (a)	30,552	1,180,673

(Cost $10,266,654)		9,771,691

Germany 6.4%

adidas AG*	1,781	470,613

Bayer AG (Registered)	6,438	479,498

Beiersdorf AG	20,141	2,293,176

Brenntag AG	14,650	772,740

Fresenius SE & Co. KGaA	9,518	475,611

(Cost $4,321,521)		4,491,638

Ireland 1.3%

CRH PLC	9,143	315,221

DCC PLC	3,917	328,006

James Hardie Industries PLC	13,194	255,252

(Cost $738,237)		898,479

Japan 30.5%

Bridgestone Corp.	76,591	2,462,167

Central Japan Railway Co.	15,974	2,471,141

Nintendo Co., Ltd.	2,500	1,117,368

Ono Pharmaceutical Co., Ltd.	36,100	1,051,946

Sekisui House Ltd.	96,333	1,833,372

Shin-Etsu Chemical Co., Ltd.	5,609	656,471

Shionogi & Co., Ltd.	19,600	1,227,041

Sony Corp.	6,134	422,057

Subaru Corp.	19,657	408,808

Sumitomo Electric Industries Ltd.	112,649	1,295,236

Sumitomo Mitsui Financial Group, Inc.	112,556	3,165,738

Tokyo Electron Ltd.	4,472	1,103,795

Toyota Industries Corp.	42,932	2,271,943

Toyota Motor Corp.	24,346	1,526,569

Z Holdings Corp.	49,000	239,253

(Cost $21,738,438)		21,252,905

	Shares	Value ($)

Netherlands 5.4%

Koninklijke Ahold Delhaize NV	53,185	1,455,597

Koninklijke KPN NV	390,340	1,037,868

Randstad NV	28,495	1,280,612

(Cost $3,914,725)		3,774,077

Singapore 2.1%
Venture Corp., Ltd. (Cost $1,478,153)	128,083	1,494,879

Spain 1.9%
Banco Bilbao Vizcaya Argentaria SA (Cost $2,122,601)	388,626	1,343,668

Sweden 2.5%

Alfa Laval AB*	11,366	251,671

Telefonaktiebolaget LM Ericsson “B”	123,402	1,144,399

Volvo AB “B”*	22,429	353,155

(Cost $1,595,518)		1,749,225

Switzerland 8.4%

Adecco Group AG (Registered)	30,374	1,437,185

LafargeHolcim Ltd. (Registered)*	32,265	1,431,941

Roche Holding AG (Genusschein)	8,660	3,016,456

(Cost $5,884,081)		5,885,582

United Kingdom 11.3%

BAE Systems PLC	80,353	483,015

British American Tobacco PLC	32,246	1,244,419

Bunzl PLC	9,250	249,398

GlaxoSmithKline PLC	65,899	1,341,012

HSBC Holdings PLC	64,886	304,264

Imperial Brands PLC	24,299	464,744

Mondi PLC	13,090	246,548

Pearson PLC	27,127	193,955

Persimmon PLC*	50,788	1,444,897

Rio Tinto PLC	18,154	1,030,396

Smiths Group PLC	10,782	189,405

Taylor Wimpey PLC	387,639	689,422

(Cost $7,660,554)		7,881,475
Total Common Stocks (Cost $67,606,623)		67,083,454

Preferred Stocks 2.7%

Germany
Henkel AG & Co. KGaA (Cost $2,313,723)	20,354	1,897,343

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (b) (c) (Cost $734,400)	734,400	734,400

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	5

	Shares	Value ($)

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.12% (b) (Cost $443,626)	443,626	443,626

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $71,098,372)	100.5	70,158,823
Other Assets and Liabilities, Net	(0.5)	(380,183)
Net Assets	100.0	69,778,640

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (b) (c)
—	734,400	(d)	—	—	—	1,225	—	734,400	734,400
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.12% (b)
226,563	5,094,256		4,877,193	—	—	2,193	—	443,626	443,626
226,563	5,828,656		4,877,193	—	—	3,418	—	1,178,026	1,178,026

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $695,605, which is 1.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,520,942	$—	$5,520,942
Belgium	—	2,493,762	—	2,493,762
Finland	—	525,131	—	525,131
France	—	9,771,691	—	9,771,691
Germany	—	4,491,638	—	4,491,638
Ireland	—	898,479	—	898,479
Japan	—	21,252,905	—	21,252,905
Netherlands	—	3,774,077	—	3,774,077
Singapore	—	1,494,879	—	1,494,879
Spain	—	1,343,668	—	1,343,668
Sweden	—	1,749,225	—	1,749,225
Switzerland	—	5,885,582	—	5,885,582
United Kingdom	—	7,881,475	—	7,881,475
Preferred Stocks	—	1,897,343	—	1,897,343
Short-Term Investments (e)	1,178,026	—	—	1,178,026
Total	$1,178,026	$68,980,797	$—	$70,158,823

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statement of

Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $69,920,346 — including $695,605 of securities loaned)	$68,980,797
Investment in DWS Government & Agency Securities Portfolio (cost $734,400)*	734,400
Investment in DWS Central Cash Management Government Fund (cost $443,626)	443,626
Foreign currency, at value (cost $167,289)	168,236
Receivable for Fund shares sold	13,038
Dividends receivable	89,990
Interest receivable	46
Foreign taxes recoverable	217,989
Other assets	1,080
Total assets	70,649,202

Liabilities
Payable upon return of securities loaned	734,400
Payable for Fund shares redeemed	26,887
Accrued management fee	38,338
Accrued Trustees’ fees	1,522
Other accrued expenses and payables	69,415
Total liabilities	870,562
Net assets, at value	$69,778,640

Net Assets Consist of
Distributable earnings (loss)	(34,105,898)
Paid-in capital	103,884,538
Net assets, at value	$69,778,640

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($69,479,704 ÷ 11,214,978 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.20
Class B

Net Asset Value, offering and redemption price per share ($298,936 ÷ 48,096 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.22

*	Represents collateral on securities loaned.

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $119,513)	$1,126,583
Income distributions — DWS Central Cash Management Government Fund	2,193
Securities lending income, net of borrower rebates	1,225
Total income	1,130,001
Expenses:
Management fee	226,377
Administration fee	34,182
Services to shareholders	3,393
Distribution service fee (Class B)	362
Custodian fee	10,690
Professional fees	41,924
Reports to shareholders	22,318
Trustees’ fees and expenses	2,702
Other	7,246
Total expenses before expense reductions	349,194
Expense reductions	(45,834)
Total expenses after expense reductions	303,360
Net investment income	826,641

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,745,768)
Foreign currency	(48,541)
(2,794,309)
Change in net unrealized appreciation (depreciation) on:
Investments	(7,937,565)
Foreign currency	125
(7,937,440)
Net gain (loss)	(10,731,749)
Net increase (decrease) in net assets resulting from operations	$(9,905,108)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$826,641	$2,461,031
Net realized gain (loss)	(2,794,309)	(2,705,026)
Change in net unrealized appreciation (depreciation)	(7,937,440)	15,303,338
Net increase (decrease) in net assets resulting from operations	(9,905,108)	15,059,343
Distributions to shareholders:
Class A	(2,471,928)	(2,300,083)
Class B	(9,620)	(8,223)
Total distributions	(2,481,548)	(2,308,306)
Fund share transactions:
Class A
Proceeds from shares sold	1,997,487	3,060,066
Reinvestment of distributions	2,471,928	2,300,083
Payments for shares redeemed	(3,998,432)	(9,141,481)
Net increase (decrease) in net assets from Class A share transactions	470,983	(3,781,332)
Class B
Proceeds from shares sold	14,678	14,796
Reinvestment of distributions	9,620	8,223
Payments for shares redeemed	(7,360)	(17,636)
Net increase (decrease) in net assets from Class B share transactions	16,938	5,383
Increase (decrease) in net assets	(11,898,735)	8,975,088
Net assets at beginning of period	81,677,375	72,702,287

Net assets at end of period	$69,778,640	$81,677,375

Other Information
Class A
Shares outstanding at beginning of period	11,073,845	11,634,868
Shares sold	332,338	460,287
Shares issued to shareholders in reinvestment of distributions	453,565	345,358
Shares redeemed	(644,770)	(1,366,668)
Net increase (decrease) in Class A shares	141,133	(561,023)

Shares outstanding at end of period	11,214,978	11,073,845
Class B
Shares outstanding at beginning of period	45,067	44,210
Shares sold	2,400	2,213
Shares issued to shareholders in reinvestment of distributions	1,759	1,231
Shares redeemed	(1,130)	(2,587)
Net increase (decrease) in Class B shares	3,029	857

Shares outstanding at end of period	48,096	45,067

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$7.35		$6.22	$7.34	$6.47	$7.15	$7.86
Income (loss) from investment operations:

Net investment income (loss)[a]	.07		.22	.20	.16	.16	.21
Net realized and unrealized gain (loss)	(.99)		1.11	(1.25)	1.21	(.13)	(.59)
Total from investment operations	(.92)		1.33	(1.05)	1.37	.03	(.38)
Less distributions from:

Net investment income	(.23)		(.20)	(.07)	(.50)	(.71)	(.33)
Net asset value, end of period	$6.20		$7.35	$6.22	$7.34	$6.47	$7.15
Total Return (%)[b]	(12.13	)**	21.77	(14.39)	21.96	.74	(5.48)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69		81	72	92	94	105
Ratio of expenses before expense reductions (%)[c]	1.00	*	1.11	1.13	1.10	1.12	1.05
Ratio of expenses after expense reductions (%)[c]	.87	*	.87	.87	.84	.84	.98
Ratio of net investment income (loss) (%)	2.37	*	3.22	2.78	2.24	2.46	2.74
Portfolio turnover rate (%)	36	**	101	59	73	67	99

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/20		Years Ended December 31,
Class B	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$7.36		$6.24	$7.36	$6.48	$7.16	$7.87
Income (loss) from investment operations:

Net investment income (loss)[a]	.07		.20	.18	.13	.14	.19
Net realized and unrealized gain (loss)	(1.00)		1.11	(1.24)	1.23	(.13)	(.59)
Total from investment operations	(.93)		1.31	(1.06)	1.36	.01	(.40)
Less distributions from:

Net investment income	(.21)		(.19)	(.06)	(.48)	(.69)	(.31)
Net asset value, end of period	$6.22		$7.36	$6.24	$7.36	$6.48	$7.16
Total Return (%)[b]	(12.19	)**	21.24	(14.57)	21.76	.48	(5.71)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.30		.33	.28	.33	.27	.27
Ratio of expenses before expense reductions (%)[c]	1.28	*	1.39	1.41	1.38	1.40	1.33
Ratio of expenses after expense reductions (%)[c]	1.12	*	1.12	1.12	1.09	1.10	1.23
Ratio of net investment income (loss) (%)	2.13	*	2.96	2.54	1.86	2.18	2.47
Portfolio turnover rate (%)	36	**	101	59	73	67	99

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or

10	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2019, the Fund had a net tax basis capital loss carryforward of approximately $30,763,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($7,950,000) and long-term losses ($22,813,000).

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	11

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $71,494,025. The net unrealized depreciation for all investments based on tax cost was $1,335,202. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,845,169 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,180,371.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provisions for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $25,549,166 and $25,387,215, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of average daily net assets	.650%
Over $500 million of average daily net assets	.600%

12	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Accordingly, for the six months ended June 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

For the period from January 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.87%
Class B	1.12%

For the six months ended June 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$45,606
Class B	228
$45,834

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $34,182, of which $5,563 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class A	$311	$103
Class B	40	13
	$351	$116

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trusts’ Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2020, the Distribution Service Fee aggregated $362, of which $61 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $4,974, of which $1,721 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	13

that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Ownership of the Fund

At June 30, 2020, five participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 26%, 17%, 13%, 11% and 11%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 85% and 10%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2020.

F. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

14	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$878.70	$878.10
Expenses Paid per $1,000*	$4.06	$5.23

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,020.54	$1,019.29
Expenses Paid per $1,000*	$4.37	$5.62

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS CROCI® International VIP	.87%	1.12%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	15

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Japanese securities as illiquid due to an extended Japanese holiday market closure. The temporary reclassification of Japanese securities caused the Fund to exceed the 15% limit on illiquid investments for a two day period. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Proxy Voting

The Trusts’ policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trusts’ policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® International VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2018.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.14% and 0.04%, respectively. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which

18	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	19

VS1cint-3 (R-028378-9 8/20)

June 30, 2020

Semiannual Report

Deutsche DWS Variable Series I

DWS Global Small Cap VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
16	Information About Your Fund’s Expenses
17	Liquidity Risk Management
17	Proxy Voting
18	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Performance Summary	June 30, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020, are 1.11% and 1.40% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

S&P Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Global Small Cap VIP	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	$8,876	$9,488	$9,340	$9,814	$18,732
	–11.24%	–5.12%	–2.25%	–0.37%	6.48%
S&P Developed SmallCap Index	$8,738	$9,449	$10,620	$12,332	$24,994
	–12.62%	–5.51%	2.02%	4.28%	9.59%

DWS Global Small Cap VIP	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	$8,860	$9,468	$9,268	$9,687	$18,259
	–11.40%	–5.32%	–2.50%	–0.63%	6.21%
S&P Developed SmallCap Index	$8,738	$9,449	$10,620	$12,332	$24,994
	–12.62%	–5.51%	2.02%	4.28%	9.59%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	92%	94%
Cash Equivalents	6%	5%
Exchange-Traded Funds	1%	1%
Convertible Preferred Stock	1%	0%
	100%	100%

Geographical Diversification (As of % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/20	12/31/19
United States	61%	59%
Japan	11%	10%
United Kingdom	5%	6%
Germany	4%	3%
Canada	3%	3%
Italy	3%	3%
Luxembourg	2%	2%
France	2%	3%
Austria	2%	2%
Others	7%	9%
	100%	100%

Sector Diversification (As of % of Investment Portfolio excluding Exchange-Traded Funds, Cash Equivalents and Securities Lending Collateral)	6/30/20	12/31/19
Industrials	19%	20%
Health Care	18%	14%
Information Technology	17%	17%
Consumer Discretionary	12%	11%
Real Estate	11%	11%
Financials	10%	12%
Materials	5%	6%
Consumer Staples	3%	3%
Communication Services	3%	3%
Energy	1%	3%
Utilities	1%	—
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Peter Barsa, Director

4	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 91.7%
Austria 1.5%

Lenzing AG*	3,467	161,402

Wienerberger AG TI	34,903	762,955

(Cost $1,341,795)		924,357

Bermuda 0.8%
Lazard Ltd. “A” (a) (Cost $354,232)	16,265	465,667

Canada 3.0%

First Quantum Minerals Ltd.	17,977	143,275

Linamar Corp.	12,569	339,778

Pan American Silver Corp.	16,342	496,303

Quebecor, Inc. “B”	39,795	855,053

(Cost $1,630,801)		1,834,409

France 1.5%

Alten SA*	3,084	267,019

SMCP SA 144A* (b)	24,421	120,100

SPIE SA	37,270	557,751

(Cost $1,916,812)		944,870

Germany 3.7%

Deutz AG*	77,387	366,929

PATRIZIA AG	50,939	1,234,192

United Internet AG (Registered)	16,617	708,320

(Cost $1,234,450)		2,309,441

Hong Kong 0.8%
Techtronic Industries Co., Ltd. (Cost $58,410)	48,041	473,942

India 0.7%
WNS Holdings Ltd. (ADR)* (Cost $209,098)	7,785	428,019

Ireland 1.4%

Avadel Pharmaceuticals PLC (ADR)* (b)	21,583	174,391

Dalata Hotel Group PLC	129,550	418,120

Ryanair Holdings PLC*	21,445	258,515

(Cost $897,941)		851,026

Italy 2.4%

Buzzi Unicem SpA	40,866	884,996

Cerved Group SpA*	23,914	172,169

Moncler SpA*	10,749	408,851

(Cost $1,414,344)		1,466,016

Japan 10.3%

Ai Holdings Corp.	34,117	491,936

Anicom Holdings, Inc.	23,200	982,566

BML, Inc.	27,700	721,587

Daikyonishikawa Corp.	39,500	176,685

Kura Sushi, Inc.	4,800	234,704

Kusuri No Aoki Holdings Co., Ltd.	12,458	976,137

Optex Group Co., Ltd.	17,000	193,098

Sawai Pharmaceutical Co., Ltd.	12,600	647,139

Syuppin Co., Ltd.	49,200	332,086

Topcon Corp.	26,500	213,678

	Shares	Value ($)

UT Group Co., Ltd.*	25,024	575,812

Zenkoku Hosho Co., Ltd.	22,400	842,492

(Cost $4,882,891)		6,387,920

Korea 0.6%
i-SENS, Inc. (Cost $569,030)	18,843	396,962

Luxembourg 1.9%
B&M European Value Retail SA (Cost $1,049,420)	233,639	1,153,406

Spain 1.2%
Talgo SA 144A* (Cost $769,471)	154,313	738,340

Sweden 1.3%

Mips Ab	4,677	161,979

Nobina AB 144A*	110,870	665,428

(Cost $644,796)		827,407

Switzerland 0.4%
Landis & Gyr Group AG* (Cost $366,154)	4,139	269,617

United Kingdom 4.9%

Arrow Global Group PLC	95,792	105,925

Clinigen Group PLC	36,498	367,305

Domino’s Pizza Group PLC	106,754	411,241

Electrocomponents PLC	132,047	1,102,594

Johnson Service Group PLC	265,435	382,311

Scapa Group PLC	249,121	305,611

Ultra Electronics Holdings PLC	13,329	332,034

(Cost $3,028,898)		3,007,021

United States 55.3%

Advanced Disposal Services, Inc.*	17,600	530,992

Affiliated Managers Group, Inc.	4,203	313,376

Agilysys, Inc.*	13,712	245,993

Americold Realty Trust (REIT)	23,601	856,716

Amicus Therapeutics, Inc.*	13,338	201,137

Arena Pharmaceuticals, Inc.*	8,271	520,659

AZEK Co., Inc.*	2,537	80,829

Blucora, Inc.*	8,810	100,610

Cabot Microelectronics Corp.	3,793	529,275

Cardiovascular Systems, Inc.*	16,253	512,782

Casey’s General Stores, Inc.	6,638	992,514

Cleveland-Cliffs, Inc. (b)	46,669	257,613

Contango Oil & Gas Co.* (b)	121,885	279,119

Cornerstone OnDemand, Inc.*	11,453	441,628

Dril-Quip, Inc.*	6,783	202,066

Ducommun, Inc.*	26,024	907,457

EastGroup Properties, Inc. (REIT)	4,060	481,557

Envestnet, Inc.*	9,277	682,231

Essential Properties Realty Trust, Inc. (REIT)	26,858	398,573

Five9, Inc.*	14,096	1,560,004

Four Corners Property Trust, Inc. (REIT)	27,967	682,395

Fox Factory Holding Corp.*	12,182	1,006,355

Green Dot Corp. “A”*	5,528	271,314

H&E Equipment Services, Inc.	14,014	258,979

Heron Therapeutics, Inc.* (b)	19,877	292,391

Hillenbrand, Inc.	10,258	277,684

Hudson Pacific Properties, Inc. (REIT)	21,914	551,356

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	5

	Shares	Value ($)

Hyster-Yale Materials Handling, Inc.	10,133	391,742

Inphi Corp.*	12,756	1,498,830

iRhythm Technologies, Inc.*	4,424	512,697

Jack in the Box, Inc.	5,411	400,901

Jefferies Financial Group, Inc.	28,273	439,645

Lumentum Holdings, Inc.*	8,748	712,350

Masonite International Corp.*	7,831	609,095

Mistras Group, Inc.*	3,278	12,948

Molina Healthcare, Inc.*	4,652	827,963

National Storage Affiliates Trust (REIT)	26,139	749,144

Neurocrine Biosciences, Inc.*	11,283	1,376,526

Option Care Health, Inc.* (b)	29,553	410,196

Pacira BioSciences, Inc.*	12,803	671,773

Physicians Realty Trust (REIT)	38,643	677,025

PNM Resources, Inc.	10,996	422,686

Providence Service Corp.*	8,958	706,876

QAD, Inc. “A”	17,187	709,479

QTS Realty Trust, Inc. “A”, (REIT) (b)	9,867	632,376

Quidel Corp.*	1,819	406,983

Retrophin, Inc.*	26,114	532,987

Rush Enterprises, Inc. “A”	34,541	1,432,070

SEACOR Marine Holdings, Inc.*	17,130	43,681

Sinclair Broadcast Group, Inc. “A” (b)	15,935	294,160

South State Corp.	12,960	617,674

Synovus Financial Corp.	22,074	453,179

Tandem Diabetes Care, Inc.*	3,297	326,139

Tenneco, Inc. “A”* (b)	14,372	108,652

Thermon Group Holdings, Inc.*	37,080	540,256

Titan Machinery, Inc.* (b)	33,491	363,712

TopBuild Corp.*	6,429	731,427

Trinseo SA	3,023	66,990

TriState Capital Holdings, Inc.*	27,098	425,710

Varonis Systems, Inc.*	10,791	954,788

Vroom, Inc.* (b)	1,119	58,345

WEX, Inc.*	2,214	365,332

YETI Holdings, Inc.* (b)	21,295	909,935

	Shares	Value ($)

Zions Bancorp. NA	10,965	372,810

(Cost $27,125,040)		34,202,687
Total Common Stocks (Cost $47,493,583)		56,681,107

Convertible Preferred Stocks 0.6%
United States
Providence Service Corp. (c) (Cost $196,900)	1,969	389,603

Exchange-Traded Funds 1.6%
United States
iShares Russell 2000 ETF (b) (Cost $990,476)	6,798	973,337

Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (d) (e) (Cost $4,099,962)	4,099,962	4,099,962

Cash Equivalents 6.1%
DWS Central Cash Management Government Fund, 0.12% (d) (Cost $3,794,947)	3,794,947	3,794,947

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,575,868)	106.6	65,938,956
Other Assets and Liabilities, Net	(6.6)	(4,068,514)
Net Assets	100.0	61,870,442

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (d) (e)
1,799,761	2,300,201	(f)	—	—	—	17,293	—	4,099,962	4,099,962
Cash Equivalents 6.1%
DWS Central Cash Management Government Fund, 0.12% (d)
3,272,911	4,120,045		3,598,009	—	—	13,019	—	3,794,947	3,794,947
5,072,672	6,420,246		3,598,009	—	—	30,312	—	7,894,909	7,894,909

*	Non-income producing security.

(a)	Listed on the NASDAQ Stock Market, Inc.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $4,214,132, which is 6.8% of net assets.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $215,516.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$924,357	$—	$924,357
Bermuda	465,667	—	—	465,667
Canada	1,834,409	—	—	1,834,409
France	—	944,870	—	944,870
Germany	—	2,309,441	—	2,309,441
Hong Kong	—	473,942	—	473,942
India	428,019	—	—	428,019
Ireland	174,391	676,635	—	851,026
Italy	—	1,466,016	—	1,466,016
Japan	—	6,387,920	—	6,387,920
Korea	—	396,962	—	396,962
Luxembourg	—	1,153,406	—	1,153,406
Spain	—	738,340	—	738,340
Sweden	—	827,407	—	827,407
Switzerland	—	269,617	—	269,617
United Kingdom	—	3,007,021	—	3,007,021
United States	34,202,687	—	—	34,202,687
Convertible Preferred Stocks	—	—	389,603	389,603
Exchange-Traded Funds	973,337	—	—	973,337
Short-Term Investments (g)	7,894,909	—	—	7,894,909
Total	$45,973,419	$19,575,934	$389,603	$65,938,956

(g)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	7

Statement of Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $48,680,959) including — $4,214,132 of securities loaned	$58,044,047
Investment in DWS Government & Agency Securities Portfolio (cost $4,099,962)*	4,099,962
Investment in DWS Central Cash Management Government Fund (cost $3,794,947)	3,794,947
Foreign currency, at value (cost $124,007)	123,904
Receivable for Fund shares sold	1,261
Dividends receivable	44,668
Interest receivable	2,200
Foreign taxes recoverable	20,381
Other assets	1,001
Total assets	66,132,371

Liabilities
Payable upon return of securities loaned	4,099,962
Payable for Fund shares redeemed	71,187
Accrued management fee	31,609
Accrued Trustees’ fees	1,477
Other accrued expenses and payables	57,694
Total liabilities	4,261,929
Net assets, at value	$61,870,442

Net Assets Consist of
Distributable earnings (loss)	7,572,815
Paid-in capital	54,297,627
Net assets, at value	$61,870,442

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($59,811,087 ÷ 6,643,296 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.00
Class B

Net Asset Value, offering and redemption price per share ($2,059,355 ÷ 238,599 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.63

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $215,516.

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $11,723)	$365,328
Income distributions — DWS Central Cash Management Government Fund	13,019
Securities lending income, net of borrower rebates	17,293
Total income	395,640
Expenses:
Management fee	245,742
Administration fee	30,150
Services to shareholders	2,415
Recordkeeping fee (Class B)	302
Distribution service fee (Class B)	2,480
Custodian fee	3,132
Professional fees	32,458
Reports to shareholders	18,054
Trustees’ fees and expenses	2,520
Other	9,158
Total expenses before expense reductions	346,411
Expense reductions	(94,820)
Total expenses after expense reductions	251,591
Net investment income	144,049

Realized and Unrealized gain (loss)
Net realized gain (loss) from:
Investments	(828,539)
Foreign currency	(3,215)
(831,754)
Change in net unrealized appreciation (depreciation) on:
Investments	(7,488,632)
Foreign currency	(1,540)
(7,490,172)
Net gain (loss)	(8,321,926)
Net increase (decrease) in net assets resulting from operations	$(8,177,877)

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2019
Operations:
Net investment income (loss)	$144,049	$378,623
Net realized gain (loss)	(831,754)	(695,460)
Change in net unrealized appreciation (depreciation)	(7,490,172)	13,801,763
Net increase (decrease) in net assets resulting from operations	(8,177,877)	13,484,926
Distributions to shareholders:
Class A	(509,172)	(3,709,915)
Class B	(12,523)	(121,306)
Total distributions	(521,695)	(3,831,221)
Fund share transactions:
Class A
Proceeds from shares sold	1,429,796	2,668,513
Reinvestment of distributions	509,172	3,709,915
Payments for shares redeemed	(4,465,175)	(8,101,927)
Net increase (decrease) in net assets from Class A share transactions	(2,526,207)	(1,723,499)
Class B
Proceeds from shares sold	80,774	254,888
Reinvestment of distributions	12,523	121,306
Payments for shares redeemed	(115,101)	(426,683)
Net increase (decrease) in net assets from Class B share transactions	(21,804)	(50,489)
Increase (decrease) in net assets	(11,247,583)	7,879,717
Net assets at beginning of period	73,118,025	65,238,308

Net assets at end of period	$61,870,442	$73,118,025

Other Information
Class A
Shares outstanding at beginning of period	6,910,961	7,090,435
Shares sold	167,953	278,893
Shares issued to shareholders in reinvestment of distributions	66,298	383,652
Shares redeemed	(501,916)	(842,019)
Net increase (decrease) in Class A shares	(267,665)	(179,474)

Shares outstanding at end of period	6,643,296	6,910,961
Class B
Shares outstanding at beginning of period	238,523	244,229
Shares sold	11,349	27,955
Shares issued to shareholders in reinvestment of distributions	1,701	13,086
Shares redeemed	(12,974)	(46,747)
Net increase (decrease) in Class B shares	76	(5,706)

Shares outstanding at end of period	238,599	238,523

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	9

Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.24		$8.91	$12.90	$11.78	$13.17	$14.61
Income (loss) from investment operations:

Net investment income (loss)[a]	.02		.05	.02	.00 ***	.03	.06
Net realized and unrealized gain (loss)	(1.18)		1.82	(2.32)	2.21	.15	.21
Total from investment operations	(1.16)		1.87	(2.30)	2.21	.18	.27
Less distributions from:

Net investment income	(.08)		—	(.04)	—	(.05)	(.14)
Net realized gains	—		(.54)	(1.65)	(1.09)	(1.52)	(1.57)
Total distributions	(.08)		(.54)	(1.69)	(1.09)	(1.57)	(1.71)
Net asset value, end of period	$9.00		$10.24	$8.91	$12.90	$11.78	$13.17
Total Return (%)[b]	(11.24	)**	21.29	(20.51)	20.02	1.57	1.16

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60		71	63	85	89	104
Ratio of expenses before expense reductions (%)[c]	1.12	*	1.11	1.10	1.15	1.17	1.12
Ratio of expenses after expense reductions (%)[c]	.81	*	.82	.78	.94	1.02	.99
Ratio of net investment income (loss) (%)	.48	*	.54	.21	.03	.22	.41
Portfolio turnover rate (%)	3	**	23	32	42	41	27

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

	Six Months Ended 6/30/20		Years Ended December 31,
Class B	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$9.81		$8.57	$12.47	$11.45	$12.85	$14.29
Income (loss) from investment operations:

Net investment income (loss)[a]	.01		.03	(.01)	(.03)	(.03)	.02
Net realized and unrealized gain (loss)	(1.14)		1.75	(2.24)	2.14	.17	.21
Total from investment operations	(1.13)		1.78	(2.25)	2.11	.14	.23
Less distributions from:

Net investment income	(.05)		—	—	—	(.02)	(.10)
Net realized gains	—		(.54)	(1.65)	(1.09)	(1.52)	(1.57)
Total distributions	(.05)		(.54)	(1.65)	(1.09)	(1.54)	(1.67)
Net asset value, end of period	$8.63		$9.81	$8.57	$12.47	$11.45	$12.85
Total Return (%)[b]	(11.40	)**	21.08	(20.74)	19.60	1.34	.86

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2	3	3	3
Ratio of expenses before expense reductions (%)[c]	1.41	*	1.40	1.39	1.44	1.47	1.41
Ratio of expenses after expense reductions (%)[c]	1.09	*	1.09	1.06	1.22	1.30	1.24
Ratio of net investment income (loss) (%)	.20	*	.27	(.08)	(.26)	(.23)	.15
Portfolio turnover rate (%)	3	**	23	32	42	41	27

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP, DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	11

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Fund had securities on loan, which were classified as common stock and Exchange-Traded Funds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of June 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,134,643	$—	$—	$215,516	$3,350,159
Exchange-Traded Funds	$965,319	$—	$—	$—	$965,319
Total Borrowings	$4,099,962	$—	$—	$215,516	$4,315,478

Gross amount of recognized liabilities for securities lending transactions:					$4,315,478

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be

12	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2019, the Fund had a net tax basis short-term capital loss carryforward of approximately $763,000 which may be applied against realized net taxable capital gains indefinitely.

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $56,896,484. The net unrealized appreciation for all investments based on tax cost was $9,042,472. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $17,670,259 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $8,627,787.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $1,615,998 and $4,992,940 respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	13

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.

For the period from January 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.81%
Class B	1.09%

For the six months ended June 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$91,688
Class B	3,132
$94,820

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1. 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $30,150, of which $4,963 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class A	$257	$83
Class B	80	26
	$337	$109

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2020, the Distribution Service Fee aggregated $2,480, of which $424 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended

June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $4,884, of which $2,278 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent

14	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Ownership of the Fund

At June 30, 2020, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 33%, 26% and 14%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 74% and 16%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2020.

F. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	15

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$887.60	$886.00
Expenses Paid per $1,000*	$3.80	$5.11

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,020.84	$1,019.44
Expenses Paid per $1,000*	$4.07	$5.47

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Global Small Cap VIP	.81%	1.09%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

16	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	17

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

18	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2018. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted changes in the portfolio management team, effective April 19, 2018. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, effective October 1, 2017, in connection with the 2017 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.80%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	19

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

20	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes

Notes

Notes

VS1glosc-3 (R-028377-9 8/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/14/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/14/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/14/2020